Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

4.	Discontinued Operations

As explained in Note 1, on April 24, 2019 and April 25, 2019, the Company completed the sale of its cell therapy business to Lorem and Mr. Shirahama. The following table summarizes the calculation of the loss on sale of the cell therapy business, which will be finalized during the fourth quarter of 2019 (in thousands):

Consideration received	$7,000
Transaction costs	(1,161)
Net cash proceeds	5,839
Less:
Carrying value of business and assets sold	12,145
Net loss on sale of business	$6,306

Assets and liabilities related to discontinued operations or held for sale consisted of the following:

	March 31, 2019	December 31, 2018
Assets
Current assets held for sale:
Accounts receivable, net	$202	$108
Inventory, net	2,896	2,841
Other current assets	356	328

Long-term assets held for sale:
Property and equipment, net	223	260
Operating lease right-of-use assets	1,030	—
Other noncurrent assets	1,787	1,866
Goodwill	3,550	3,550
Intangible assets, net	5,645	5,957
Total assets	$15,689	$14,910

Liabilities
Current liabilities held for sale:
Accounts payable and accrued liabilities	$495	$580
Operating lease liabilities	355	—
Noncurrent liabilities held for sale:
Other noncurrent liabilities	70	78
Operating lease liabilities	740	—
Deferred revenues	142	167
Total liabilities held for sale	$1,802	$825

The following table summarizes the results of discontinued operations for the periods presented (in thousands):

	Three months ended March 31,
	2019	2018
Product revenue	$703	$731
Cost of revenues	659	579
Gross profit	44	152
Operating expenses:
Research and development	420	1,104
Sales and marketing	314	384
General and administrative	145	146
Total operating expenses	879	1,634
Operating loss	(835)	(1,482)
Other income (expense)	149	352
Loss from discontinued operations	$(686)	$(1,130)

During the three and six months ended June 30, 2019 and 2018, revenues from discontinued operations were related to the cell therapy business. Because of the sale of the cell therapy business to Lorem and Mr. Shirahama, all product revenues and costs of product revenues for these periods have been removed from the consolidated statements of operations.

Included in the statement of cash flows are the following non-cash adjustments related to the discontinued operations (in thousands):

	For the three months ended March 31,
	2019	2018
Depreciation and amortization	$344	$393
Provision for excess inventory	$—	$326
Loss on asset disposal	$—	$22

3.	Discontinued Operations

As explained in Note 1, on April 24, 2019 and April 25, 2019, the Company completed the sale of its cell therapy business to Lorem and Mr. Shirahama.

The following table summarizes the calculation of the loss on sale of the cell therapy business, which will be finalized during the fourth quarter of 2019 (in thousands):

Consideration received	$7,000
Transaction costs	(1,161)
Net cash proceeds	5,839
Less:
Carrying value of business and assets sold	12,145
Net loss on sale of business	$6,306

Assets and liabilities related to discontinued operations or held for sale consisted of the following:

	December 31, 2018	December 31, 2017
Assets
Current assets held for sale:
Accounts receivable, net	$108	$15
Inventory, net	2,841	3,076
Other current assets	328	531
Long-term assets held for sale:
Property and equipment, net	260	727
Other noncurrent assets	1,866	2,528
Goodwill	3,550	3,550
Intangible assets, net	5,957	7,207
Total assets	$14,910	$17,634

Liabilities
Current liabilities held for sale:
Accounts payable and accrued liabilities	$580	$584
Noncurrent liabilities held for sale:
Other noncurrent liabilities	78	107
Deferred revenues	167	94
Total liabilities held for sale	$825	$785

The following table summarizes the results of discontinued operations for the periods presented (in thousands):

	Year ended December 31,
	2018	2017
Product revenue	$2,671	$2,689
License revenue	1,000	—
Total revenues	3,671	2,689
Cost of revenues	2,373	2,543
Gross profit	1,298	146
Operating expenses:
Research and development	3,099	6,605
Sales and marketing	1,375	2,252
General and administrative	760	894
Total operating expenses	5,234	9,751
Operating loss	(3,936)	(9,605)
Other income (expense)	180	13
Loss from discontinued operations	$(3,756)	$(9,592)

During year ended December 31, 2018 and 2017, revenues from discontinued operations were related to the cell therapy business. Because of the sale of the cell therapy business to Lorem and Mr. Shirahama, all product revenues and costs of product revenues for these periods have been removed from the consolidated statements of operations.

Included in the statement of cash flows are the following non-cash adjustments related to the discontinued operations (in thousands):

	For the year ended December 31,
	2018	2017
Depreciation and amortization	$1,625	$1,630
Provision for excess inventory	$463	$340
(Loss) gain on asset disposal	$(36)	$40

The changes in the carrying amounts of finite-life intangible assets related to our discontinued operations for the years ended December 31, 2018 and 2017 are as follows (in thousands):

	December 31, 2018	December 31, 2017
Intangibles, net:
Beginning balance	$7,207	$8,447
Increase	—	—
Amortization	(1,250)	(1,240)
Ending balance	$5,957	$7,207